Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Trading Symbol	RMCP
Entity Registrant Name	REVOLUTIONS MEDICAL CORP
Entity Central Index Key	0001041009
Entity Filer Category	Smaller Reporting Company

BALANCE SHEET (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 4,844	$ 69,517
Due from litigation	311,000	0
Prepaid expenses	312,501	278,757
Other current assets	25,000	25,000
Total current assets	653,345	373,274
Property and equipment, net	1,185,664	812,479
Other	116,426	25,000
Goodwill	23,276	23,276
Total assets	1,978,711	1,234,029
Current liabilities:
Accounts payable and accrued liabilities	719,901	384,984
Credit cards	59,217	14,167
Accrued salaries	120,000	246,225
Accrued interest payable	64,670	1,323
Convertible promissory notes, net of discounts of $307,126 and $91,818, respectively	80,535	33,182
Embedded conversion option liabilities	442,311	160,659
Note payable for Gifford Mabie	807,640	740,569
Total current liabilities	2,294,274	1,581,109
Total liabilities	2,294,274	1,581,109
Stockholders' equity:
Preferred stock - $0.001 par value, 5,000,000 shares authorized; 1,000,000 shares issued and outstanding	1,000	1,500
Common stock - $0.001 par value; 250,000,000 shares authorized; 54,729,606 and 42,869,909 shares outstanding at December 31, 2011 and 2010, respectively.	54,730	42,870
Treasury stock		(969)
Additional paid-in capital	29,463,498	25,226,031
Accumulated deficit	(29,834,791)	(25,616,512)
Total stockholders' deficit	(315,563)	(347,080)
Total liabilities and stockholders' equity	$ 1,978,711	$ 1,234,029

BALANCE SHEET (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Convertible promissory notes, discounts	$ 307,126	$ 91,818
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	1,000,000	1,000,000
Preferred stock, shares outstanding	1,000,000	1,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares outstanding	54,729,606	42,869,909

STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		184 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Revenue
Cost of revenue
Gross profit (loss)
EXPENSES
Research and development	111,832	257,350	2,955,237
Depreciation and Amortization	17,023	6,049	102,140
General and administrative expenses	3,714,214	2,109,555	26,261,003
Total operating expenses	3,843,069	2,372,954	29,318,381
Operating loss	(3,843,069)	(2,372,954)	(29,318,381)
Non-operating income (expense):
Interest income	10		17,286
Investment income			170,753
Other Income		23,440	34,573
Interest expense and late fees	(567,081)	(216,671)	(902,193)
Embedded derivative expense	(250,727)	(48,861)	(310,720)
Gain from litigation	311,000		311,000
Gain on extinguishment of debt			(152,914)
Gain on disposal of assets			794
Adjustment to fair value of derivatives	131,589		131,589
Total non-operating income (expense)	(375,209)	(242,092)	(699,832)
Net loss before minority interest	(4,218,278)	(2,615,046)	(30,018,213)
Minority interest			(183,422)
Net gain/loss	$ (4,218,278)	$ (2,615,046)	$ (29,834,791)
Weighted average shares outstanding	49,149,099	36,762,006	37,754,982
Net loss per share (Note 1)	$ (0.09)	$ (0.07)	$ (0.79)

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		184 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
OPERATING ACTIVITIES
Net loss	$ (4,218,278)	$ (2,615,046)	$ (29,834,790)
Adjustments to reconcile net loss to net cash used for operating activities:
Stock compensation expense			2,018,280
Depreciation and amortization	6,735	6,049	91,842
Purchase R&D - Clear Image			3,309,514
Expenses paid by third parties			57,134
Contribution of services by officer and employees			799,154
Services by officer and employees paid for with non-cash consideration	527,161		694,661
Compensation cost for option price reduction			50,000
Amortization debt discounts	(215,308)	(125,000)	(340,308)
Amortization of options and common stock issued for services			1,775,577
Allowance for doubtful accounts			50,900
Gain on extinguishment of debt			(10,398)
Write-off of Notes Receivable			14,636
Write-off of Notes Payable			(8,239)
Write-off of organizational costs			3,196
Write-off of zero value investments			785,418
Write-off of leasehold improvements and computer equipment			2,006
Compensation costs for stock options and warrants granted to non-employees	368,898		1,573,913
Adjustment for fair value of derivatives		(10,239)	(10,239)
SEC settlement Gifford Mabie	67,072		67,072
Change in working capital accounts:
(Increase) decrease in prepaid expenses	(33,744)		(33,744)
(Increase) decrease in receivables from related parties	(1,600)	(25,205)	(95,706)
(Increase) decrease in goodwill			(23,276)
(Increase) decrease in other receivables	(311,000)	(274,361)	(761,938)
Increase (decrease) in accrued salaries and consulting	(126,225)	(215,224)	(147,397)
Increase (decrease) in accrued interest	63,347	51,323	205,847
Increase (decrease) in accounts payable and accrued liabilities	381,567	1,188,405	2,794,736
Total operating activities	(3,010,275)	(1,208,525)	(11,118,787)
INVESTING ACTIVITIES
Purchase of property and equipment	(340,321)	(782,375)	(1,229,423)
License and patents	(91,426)		(126,426)
Investment in Ives Health Company			(251,997)
Investment in The Health Club			(10,000)
Leasehold improvements	(39,600)		(39,600)
Total investing activities	(471,347)	(782,375)	(1,657,446)
FINANCING ACTIVITIES
Loans from shareholders		1,800	15,707
Repayment of loans from shareholders			(8,005)
Repayments of Promissory Notes			57,325
Common stock subscribed			546,500
Sale of preferred stock for cash:			(1,000)
From exercise of stock options and warrants	1,679,420	96,201	3,997,588
Less: Issue Costs			(102,318)
Common Stock issued for payment of debt	895,053	366,166	1,261,219
Convertible debentures issued for cash	262,661		617,661
Payment of exclusive license note payable			(100,000)
Beneficial conversion feature	94,624		94,624
Derivative liability	281,652		281,652
Treasury Stock	969	(969)
Total financing activities	3,416,949	1,993,189	12,978,644
Minority interest			(197,567)
Change in cash	(64,673)	2,289	4,844
Cash at beginning of period	69,517	67,228
Cash at end of period	4,844	69,517	4,844
Supplemental disclosure of cash flow information:
Cash paid for interest and taxes during the period			57,571
Non-cash financing and investing activities:
Investment in Globe Joint Venture			(637,566)
20 to 1 reverse stock split			138,188
Common stock subscriptions			69,800
Capitalized compensation cost for options granted	296,471		1,784,171
Common Stock
Adjustments to reconcile net loss to net cash used for operating activities:
Stock issued for services	481,100	810,773	5,583,362
Preferred Stock
Adjustments to reconcile net loss to net cash used for operating activities:
Stock issued for services			270,000
Prior to Merger
FINANCING ACTIVITIES
Sale of common stock for cash to third-party investors			574,477
After Merger
FINANCING ACTIVITIES
Sale of common stock for cash to third-party investors	202,570	1,529,991	5,743,214
Founders
Non-cash financing and investing activities:
Common stock issued			7,000
Merger with Cerro Mining Corporation
Non-cash financing and investing activities:
Common stock issued			300
Ives Merger
Non-cash financing and investing activities:
Common stock issued			346,262
Promissory Note
Non-cash financing and investing activities:
Common stock issued			676,500
Payment of Debt
Non-cash financing and investing activities:
Common stock issued			152,553
Convertible Debentures
Non-cash financing and investing activities:
Common stock issued	503,839		969,499
Embedded Derivative Financial Instruments
Non-cash financing and investing activities:
Common stock issued	381,887		381,887
Service
Non-cash financing and investing activities:
Common stock issued	479,586		1,965,716
Payment of Ives Debt
Non-cash financing and investing activities:
Common stock issued			27,000
Clear Image Shareholders under Short Form Merger
Non-cash financing and investing activities:
Common stock issued			$ 12,208

STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended	184 Months Ended
	Dec. 31, 2007	Dec. 31, 2011
Reverse stock split ratio	0.05	0.05

STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Merger with Cerro Mining Corporation	Founders	Ives Health Company	The Health Club	Payment of Ives Debt	Related party Promissory Notes	Service	Convertible Debentures	Cash	Payment of Debt	MPI settlement costs	Indemnification Cost	Joint Venture	Common Shares	Preferred Shares	Clear Image Shareholders under Short Form Merger	Unexercised options	Issuance During Period 1st Third Party	Issuance During Period 2nd Third Party	Preferred Shares	Preferred Shares	Common Shares	Common Shares Merger with Cerro Mining Corporation	Common Shares Founders	Common Shares Ives Health Company	Common Shares The Health Club	Common Shares Payment of Ives Debt	Common Shares Related party Promissory Notes	Common Shares Service	Common Shares Convertible Debentures	Common Shares Cash	Common Shares Subscription Receivable	Common Shares Payment of Debt	Common Shares MPI settlement costs	Common Shares Indemnification Cost	Common Shares Joint Venture	Common Shares	Common Shares Clear Image Shareholders under Short Form Merger	Common Shares Issuance During Period 1st Third Party	Common Shares Issuance During Period 2nd Third Party	Paid-In Capital	Paid-In Capital Merger with Cerro Mining Corporation	Paid-In Capital Ives Health Company	Paid-In Capital The Health Club	Paid-In Capital Payment of Ives Debt	Paid-In Capital Related party Promissory Notes	Paid-In Capital Service	Paid-In Capital Convertible Debentures	Paid-In Capital Cash	Paid-In Capital Subscription Receivable	Paid-In Capital Payment of Debt	Paid-In Capital MPI settlement costs	Paid-In Capital Indemnification Cost	Paid-In Capital Joint Venture	Paid-In Capital Common Shares	Paid-In Capital Preferred Shares	Paid-In Capital Clear Image Shareholders under Short Form Merger	Paid-In Capital Unexercised options	Paid-In Capital Issuance During Period 1st Third Party	Paid-In Capital Issuance During Period 2nd Third Party	Deficit Accumulated during the Development Stage	Subscription Receivable	Subscription Receivable
Beginning Balance at Aug. 15, 1996
Subscriptions Receivable (in shares)																							52,757
Subscriptions Receivable	$ (69,800)																						$ 53																			$ 69,747
Stock issued (in shares)																									7,000,000				64,500	90,499										578,000	218,569
Stock issued			7,000				129,000	173,427											574,477	353,720					7,000				65	90										578	219						128,935	173,337												573,899	353,501
Stock issued (in shares)																								531,000
Stock issued		300																						531																			(231)
Stock issued (in shares)																										311,240	35,000
Stock issued				311,261	35,000																					311	35																	310,951	34,965
Stock Issued in Conversion of debt (in shares)																												18,513			102,673
Stock Issued in Conversion of debt						27,000			75,000																			19			103															26,981			74,897
Net Income (Loss)	(795,376)																																																													(795,376)
Ending Balance at Dec. 31, 1997	890,808																						9,003																			1,746,982																				(795,376)	(69,800)
Ending Balance (in shares) at Dec. 31, 1997																							9,002,751
Certificates canceled:	(40,265)																						(92)																			(40,173)
Stock issued (in shares)																													350,000	988,007		50,000
Stock issued							350	574,549		91,000																			350	988		50																573,560		90,950
Certificates canceled: (in shares)																													(91,572)
Options exercised (in shares)																														24,133		545,867
Options exercised								18,100		359,900																				24		546																18,076		359,354
Stock Issued in Conversion of debt (in shares)																												44,827			548,574
Stock Issued in Conversion of debt						55,000			275,000																			45			549															54,955			274,451
Value of Services Contributed by Officer and Employees	114,154																						114,154
Compensation Cost for Stock options Granted to Non-Employees	918,187																																									918,187
Cancellation of Subscriptions Receivable from related party	69,800																																																														69,800
Net Income (Loss)	(2,584,383)																																																													(2,584,383)
Ending Balance at Dec. 31, 1998	742,201																						11,463																			4,110,497																				(3,379,759)	0
Ending Balance (in shares) at Dec. 31, 1998																							11,462,587
Stock issued (in shares)																														164,069		390,693
Stock issued								166,743		342,424																				164		390																166,579		342,034
Less: Issue Costs	(16,743)																																									(16,743)
Options exercised (in shares)																							300,000
Options exercised	150,000																						300																			149,700
Value of Services Contributed by Officer and Employees	280,000																																									280,000
Compensation Cost for Stock options Granted to Non-Employees	89,728																																									89,728
Net Income (Loss)	(4,014,555)																																									(1,014,555)
Ending Balance at Dec. 31, 1999	739,798																						12,317																			5,121,795																				(4,394,314)	0
Ending Balance (in shares) at Dec. 31, 1999																							12,317,349
Stock issued (in shares)																							862,776
Stock issued	250,388																						863																			249,525
Less: Issue Costs	405,000																																									405,000
Net Income (Loss)	(1,347,859)																																																													(1,347,859)
Ending Balance at Dec. 31, 2000	47,327																						13,180																			5,776,320																				(5,742,173)	0
Ending Balance (in shares) at Dec. 31, 2000																							13,180,125
Stock issued (in shares)																														450,000		6,558,333	3,650,000	50,000
Stock issued								422,450		1,604,700	7,500																			450		6,558	3,650	50														422,000		1,598,142	543,850	7,450												(547,500)
Less: Issue Costs	(85,575)																																									(85,575)
Compensation cost of stock issued and options granted for services (in shares)																							200,000
Compensation cost of stock issued and options granted for services	1,487,700																						200																			1,487,500
Compensation Cost of stock issued and options granted for services to be amortized	(1,048,754)																																									(1,048,754)
Net Income (Loss)	(2,199,085)																																									(2,199,085)
Ending Balance at Dec. 31, 2001	236,263																						24,088																			8,700,933																				(7,941,258)	(547,500)
Ending Balance (in shares) at Dec. 31, 2001																							24,088,458
Stock issued (in shares)																							3,625,000
Stock issued	362,500																						3,625																			358,875
Options exercised (in shares)																							2,006,822
Options exercised																							2,007																			(2,007)
Payment towards Stock Subscriptions	102,803																																																														102,803
Amortized compensation cost of stock issued and options granted for services	759,795																																									759,795
Compensation cost of stock issued and options granted for services (in shares)																							1,200,000
Compensation cost of stock issued and options granted for services	324,500																						1,200																			323,300
Net Income (Loss)	(1,933,676)																																																													(1,933,676)
Ending Balance at Dec. 31, 2002	(147,815)																						30,920																			10,140,896																				(9,874,934)	(444,697)
Ending Balance (in shares) at Dec. 31, 2002																							30,920,280
Payment towards Stock Subscriptions	69,201																																																													69,201
Amortized compensation cost of stock issued and options granted for services	288,959																																									288,959
Compensation cost of stock issued and options granted for services (in shares)																							7,000,000
Compensation cost of stock issued and options granted for services	140,000																						7,000																			133,000
Stock issued and options granted for services (in shares)																																			1,140,000	4,000,000
Stock issued and options granted for services												140,700	80,000																						1,140	4,000																	139,560	76,000
Net Income (Loss)	(1,391,519)																																																													(1,391,518)
Ending Balance at Dec. 31, 2003	(820,473)																						43,060																			10,778,415																				(11,266,452)	(375,496)
Ending Balance (in shares) at Dec. 31, 2003																							43,060,280
Stock issued (in shares)																														32,850,000		100,000
Stock issued								914,000		5,000																				32,850		100																881,150		4,900
Options exercised (in shares)																							5,866,000
Options exercised	254,100																						5,866																			248,234
Exercise of Warrants (in shares)																							1,462,000
Exercise of Warrants	72,100																						1,462																			71,638																					(1,000)
Payment towards Stock Subscriptions	18,750																																																														18,750
Net Income (Loss)	(1,552,008)																																																													(1,552,008)
Ending Balance at Dec. 31, 2004	(1,108,531)																						83,338																			11,984,337																				(12,818,460)	(357,746)
Ending Balance (in shares) at Dec. 31, 2004																							83,338,280
Stock issued (in shares)																														21,250,000		13,039,187	5,200,000
Stock issued								476,500		290,700																				21,250		13,039	5,200															455,250		277,661	28,800													(34,000)
Options exercised (in shares)																							1,800,000
Options exercised	45,000																						1,800																			43,200
Stock issued (in shares)																																					5,833,331
Stock issued														137,833																							5,833																		132,000
Value of warrants granted pursuant to Joint Venture	499,733																																									499,733
Reclassification of receivables against amounts owed	357,746																																																														357,746
Issuance of options								130,900																																								130,900
Net Income (Loss)	(1,310,783)																																																													(1,310,783)
Ending Balance at Dec. 31, 2005	(480,902)																						130,460																			13,551,881																				(14,129,243)	(34,000)
Ending Balance (in shares) at Dec. 31, 2005																							130,460,798
Stock issued (in shares)																						1,000,000																5,500,000
Stock issued															107,500	19,000						1,000																5,500																		102,000	19,000
Options exercised (in shares)																														1,000,000		3,000,000
Options exercised								1,000		75,000																				1,000		3,000																		72,000
Exercise of Warrants (in shares)																							6,000,000
Exercise of Warrants																							6,000
Payment towards Stock Subscriptions	34,000																																																														34,000
Capital contributed by shareholder	3,000																																									3,000
Cancellation of Joint Venture with Globe	(625,066)																																									(625,066)
Common stock issued to Globe then returned to treasury (in shares)																							(500,000)
Common stock issued to Globe then returned to treasury	(12,500)																						(500)																			(12,000)
Compensation cost for option price reduction																																										50,000
Net Income (Loss)	(598,302)																																																													(598,302)
Ending Balance at Dec. 31, 2006	(1,427,270)																				1,000		145,460																			13,160,815																				(14,727,545)
Ending Balance (in shares) at Dec. 31, 2006																					1,000,000		145,460,798
Stock compensation	223,246																																									223,246
Stock issued (in shares)																														1,225,000		845,000
Stock issued								390,000		300,000																				1,225		845																388,775		299,155
Options exercised (in shares)																							125,000
Options exercised	10,000																						125																			9,875
Exercise of Warrants (in shares)																							345,662
Exercise of Warrants	6,914																						346																			6,568
Stock issued (in shares)																																							8,273,788
Stock issued																	3,309,515																						8,274																			3,301,241
Issuance of restricted stock (in shares)																							40,000
Issuance of restricted stock	10,000																						40																			9,960
Net Income (Loss)	(4,475,017)																																																													(4,475,017)
unknown	(7,000)
From the exercise of Issuance of Common Stock: Reverse stock split (1 for 20) (in shares)																							(138,187,826)
From the exercise of Issuance of Common Stock: Reverse stock split (1 for 20)																							(138,188)																			138,188
Ending Balance at Dec. 31, 2007	(1,645,612)																				1,000		18,127																			17,537,824																				(19,202,563)
Ending Balance (in shares) at Dec. 31, 2007																					1,000,000		18,127,422
Stock compensation	342,801																																									342,801
Stock issued (in shares)																														1,419,704		4,720,978		271,491
Stock issued								259,920		304,823	133,030																			1,419		4,722		271														258,501		300,101		132,759
Options exercised (in shares)																							2,300,000
Options exercised	397,617																						2,300																			395,317
Stock issued (in shares)																																							43,600
Stock issued																	12,208																						44																			12,164
Net Income (Loss)	(1,335,154)																																																													(1,335,154)
Ending Balance at Dec. 31, 2008	(1,740,143)																				1,000		26,883																			18,769,691																				(20,537,771)
Ending Balance (in shares) at Dec. 31, 2008																					1,000,000		26,883,195
Stock compensation	342,801																																									342,801
Stock issued (in shares)																						1,500,000										7,954,424		271,491				2,049,704
Stock issued										1,503,705	133,030				589,220	268,500						1,500										7,954		271				2,049												1,495,751		132,759				587,171	268,500
Options exercised (in shares)																							6,751,250
Options exercised	2,374,540																						6,751																			2,367,789
Stock issued (in shares)																																							43,600
Stock issued																	12,208																						44																			12,164
Acquired deficit of former Minority interest now Owned 100%	(209,776)																																									(209,776)
Net Income (Loss)	(2,463,751)																																																													(2,463,751)
Ending Balance at Dec. 31, 2009	(448,786)																				1,500		35,198																			22,515,983																				(23,001,468)
Ending Balance (in shares) at Dec. 31, 2009																					1,500,000		35,197,891
Stock issued (in shares)																														2,194,891		4,810,287		799,441
Stock issued								560,772		1,529,991	530,838																			2,194		4,810		799														558,578		1,525,181		530,039
Options exercised (in shares)																							150,000
Options exercised	37,500																						150																			37,350
Exercise of Warrants (in shares)																							117,400
Exercise of Warrants	58,700																						117																			58,583
Treasury Stock	(969)																																																														(969)
Net Income (Loss)	(2,615,044)																																																													(2,615,044)
Ending Balance at Dec. 31, 2010	(347,080)																				1,500		42,870																			25,226,031																				(25,616,512)	(969)
Ending Balance (in shares) at Dec. 31, 2010																					1,500,000		42,869,909
Stock issued (in shares)																														1,513,943		656,015		3,191,367
Stock issued								481,100		202,571	895,222																			1,514		656		3,191														479,586		201,915		892,031
Options exercised (in shares)																							6,668,000
Options exercised	1,679,420																						6,668																			1,672,752
Preferred stock forfeited (in shares)																					(500,000)
Preferred stock forfeited																					(500)																					500
From convertible debt beneficial conversion feature	94,624																																									94,624
Treasury Stock (in shares)																							(169,628)
Treasury Stock	800																						(169)																																								969
Issuance of options																		896,059																																									896,059
Net Income (Loss)	(4,218,279)																																																													(4,218,279)
Ending Balance at Dec. 31, 2011	$ (315,563)																				$ 1,000		$ 54,730																			$ 29,463,498																				$ (29,834,791)
Ending Balance (in shares) at Dec. 31, 2011																					1,000,000		54,729,606

STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical)	12 Months Ended	184 Months Ended
	Dec. 31, 2007	Dec. 31, 2011
Reverse stock split ratio	0.05	0.05

FINANCIAL STATEMENT REVISION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
FINANCIAL STATEMENT REVISION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – FINANCIAL STATEMENT REVISION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Revision of Previously Issued Consolidated Financial Statements

Revolutions Medical Corporation (the "Company") is revising herein its historical financial statements for the year ended December 31, 2010. The revision is the result of the Company making corrections for the combined effect of financial statement errors attributable to (i) the immaterial misstatement of expenses due to incorrectly calculating the correct debt discount to be amortized of $50,000 on November 8, 2010 for the conversion of an Asher convertible debt agreement (ii) immaterial calculation on a gain on an embedded derivative of $10,801 as of the valuation date of October 18, 2010 (iii) immaterial embedded derivative expense of $561 as of October 18, 2010 (iv) immaterial adjustment to reduce debt discount by $125,000 and to reduce embedded derivative liability by $164,760. The Company assessed the impact of these errors on its prior interim and annual financial statements and concluded that these errors were not material, individually or in the aggregate, to any of those financial statements.

Description of Adjustments

Set forth below is a description of the revision adjustments reflected in the revision of previously issued financial statements.

Understatement of expenses due to the incorrect calculation of debt discount – The Company failed to properly expense the debt discount for the convertible debt agreement issued by Asher Enterprises on November 8, 2010. An adjustment was made to increase interest expense by $50,000 and decrease the debt discount by $50,000.

Understatement of gain due to fair value of embedded derivative – The Company failed to properly record the gain on the fair value of a derivative as of October 18, 2010 of $10,801. An adjustment was made to record a gain of $10,801 and to reduce the embedded derivative liability by $10,801. The Company also failed to properly record an embedded derivative expense of $561 on October 18, 2010. An adjustment was made to increase embedded derivative expense by $561 and to increase the embedded derivative liability by $561.

The following table summarized the effects of the adjustments on Statement of Operations for Revolutions Medical Corporation for the year ended December 31, 2010.

Statement of Operations

	As previously reported	Adjustments	As revised
Operating Loss	2,360,314	-	2,360,314
Interest Expense	166,671	(50,000)	216,671
Embedded Derivative Expense	48,299	(561)	48,861
Gain on Fair Value of Derivative	12,640	10,801	23,441
Net loss	2,575,284	(39,760)	2,615,046

Understatement of paid in capital due to adjustment to debt discount and embedded derivative liability - The Company had initially recorded an increase to paid in capital upon the expensing of the debt discount for the Asher convertible debt agreements issued in 2010. Upon conversion of these debt agreements in the amount of $125,000, the Company initially recorded an interest expense of $125,000 and increase in paid in capital for $125,000. An adjustment was made to reduce paid in capital by $125,000 and reduce debt discount by $125,000. The Company failed to write off the embedded derivative liability for the Asher conversion on October 18, 2010. An adjustment was made to reduce the embedded derivative liability by $164,761 and increase paid in capital for $164,761. There was no net change in the balance of current liabilities or shareholder’s equity as a result of these changes as of December 31, 2010. As a result of all of these changes, the net loss for the year increased by $39,760 and paid in capital increased by $39,760.

Paid in capital prior to adjustment	$25,186,270
Reduction in paid capital due to reduction in debt discount	$(125,000)
Increase in paid in capital due to decrease in embedded derivative liability	$164,761
Paid in capital after adjustment	$25,226,031

Organization and Nature of Operations

Revolutions Medical Corporation, a Nevada corporation, (“the Company” or “RevMed”) has been endeavoring to design, develop and commercialize auto retractable vacuum safety syringes.  Our present product development effort is focused on the RevVac™ Auto Retractable Vacuum Safety Syringe, which is designed specifically to reduce accidental needle stick injuries and lower the spread of blood borne diseases.  The Company also has developed a suite of proprietary MRI software tools; RevColor™, Rev3D™, and RevDisplay™.  These tools are designed to enhance general diagnostic confidence through education and research use and in the future we believe will have specific commercial applications. The Company’s administrative facilities are located in Charleston, South Carolina. The Company’s primary manufacturing facility is located in Wuxi, China.

Development Stage Company

Since its inception in 1996, the Company has been considered a development stage enterprise for financial reporting purposes as significant efforts have been devoted to raising capital and to research and development of various safety syringes and its proprietary MRI software tools.

Accounting estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers highly liquid investments (those readily convertible to cash) purchased with original maturity dates of three months or less to be cash equivalents.

Generally Accepted Accounting Principles

On July 1, 2009, the Financial Accounting Standards Board (“FASB”) released its Accounting Standards Codification (“ASC”).  The ASC became effective for interim or annual financial statements issued after September 15, 2009.  The ASC is the single source of generally accepted accounting principles.

Stock-based Compensation

 The Company accounts for equity based compensation transactions with employees under the provisions of ASC Topic No. 718, “Compensation: Stock Compensation” (“Topic No. 718”).  Topic No. 718 requires the recognition of the fair value of equity-based compensation in net income.  The fair value of common stock issued for compensation is measured at the market price on the date of grant.  The fair value of the Company’s equity instruments, other than common stocks, is estimated using a Black-Scholes option valuation model.  This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award.  In addition, the calculation of equity-based compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period.  The fair value of equity-based awards granted to employees is amortized over the vesting period of the award and the Company elected to use the straight-line method for awards granted after the adoption of Topic No. 718.

The Company accounts for equity based transactions with non-employees under the provisions of ASC Topic No. 505-50, “Equity-Based Payments to Non-Employees” (“Topic No. 505-50”). Topic No. 505-50 establishes that equity-based payment transactions with non-employees shall be measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. The fair value of common stock issued for payments to non-employees is measured at the market price on the date of grant. The fair value of equity instruments, other than common stock, is estimated using the Black-Scholes option valuation model. In general, the Company recognizes an asset or expense in the same manner as if it was to receive cash for the goods or services instead of paying with or using the equity instrument.

During the course of 2011, the Company entered into several consulting agreements to perform marketing services for the company as it begins to enter into the production stage for the RevVac™ safety syringe. Consultants are obligated under the contract to promote the product within various spheres of influence. These spheres of influence include, but are not limited to, medical product distributors, hospitals, doctors and government agencies.

Consults are issued options at a discount to the market price at the day of issuance. These options must be exercised within a 10 day window from the time of issuance. The consultants therefore are committed to purchasing these options in order to enter into the consultant agreement and are obligated to adhere to the terms of the agreement. The agreements are recorded as a prepaid consulting expense upon the commencement of the agreement and expensed each quarter for the duration of the agreement. The amount to be determined for the consulting expense is determined based upon the options issued using the Black-Scholes model. Since the exercise window for these options is so short, the amount of the consulting expense is recorded as the difference between the exercise price and the market price as of the date of issuance.

Litigation Settlements

Proceeds from litigation settlements are recognized when realizable. In September 2005, we filed an additional patent on our RevVac™ safety syringe under a joint venture agreement with Globe Med Tech which gives a 50% ownership of this patent to the Company and 50% to Globe Med Tech. The Company filed a lawsuit to rescind, terminate and seek monetary damages for the non-fulfillment and breach of the joint venture agreement and other related agreements with Globe Med Tech in March 2007, in addition to an accounting of expenditures of funds under the terms and provisions of the agreements and to give 100% ownership back to the Company (see Item 3 - Legal Proceedings and “RISK FACTORS”). This patent was issued January 13, 2009. A summary judgment hearing was held in May, 2011, in Tulsa, OK. On August 15, 2011, the District Court of Tulsa County, State of Oklahoma granted Revolutions Medical a summary judgment against Globe Medical Tech. On October 21, 2011, Revolutions Medical received journal entry of judgment. The Court requires Globe Med Tech to pay to Revolutions Medical the sum of $311,440, the return of all syringes, design files and sample molds, the return of 266,667 shares of common stock, to assign all rights to the January 2009 issued patent number 11/115,446 and to cease and be prohibited from claiming any interest or ownership to the RevVac™ auto-retractable vacuum safety syringe.Globe Med Tech’s appeal was denied on December 13, 2011.

Income Taxes

The Company uses the liability method of accounting for income taxes as set forth “in FASB Accounting Standards Codification, 740 Income Taxes.” Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the years in which the differences are expected to reverse.

Segment Information

Effective January 1, 1998, the Company adopted the provisions of SFAS No. 131, “Disclosures about Segments of an Enterprise and Related Information, now contained in FASB Accounting Standards Codification 280, Segment Reporting.” The Company identifies its operating segments based on business activities, management responsibility and geographical location. During the period covered by these financial statements, the Company operated in a single business segment engaged in developing selected healthcare products.

Earnings (Loss) per Share

The Company computes net income per share in accordance with FASB Accounting Standards Codification 260, “Earnings per Share” and SEC Staff Accounting Bulletin No. 98 (“SAB 98”).  Under the provision of Accounting Standards Codification 260 and SAB 98 basic net income (loss) per share is calculated by dividing net income (loss) available to common stockholders for the period by the weighted average shares of common stock of the Company outstanding during the period. Diluted net income per share is computed by dividing the net income for the period by the weighted average number of common and common equivalent shares outstanding during the period. The calculation of diluted income (loss) per share of common stock assumes the dilutive effect of stock options and warrants outstanding. During a loss period, the assumed exercise of outstanding stock options and warrants has an anti-dilutive effect. Therefore, the outstanding stock options were not included in the December 31, 2011 and 2010 calculations of loss per share.

Use of Estimates

The preparation of financial statements in conformity with generally accepted principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported revenues and expenses during the reporting period.  Actual results could differ significantly from those estimates.

Reclassifications

Certain reclassifications may have been made to the prior year financial statements to conform to the current period presentation.

Long-Lived Assets

Property, plant and equipment, including significant improvements, are stated at cost. Expenditures for maintenance and repairs are charged to operating expenses as incurred. When properties are retired or otherwise disposed of, the cost of the asset and the related accumulated depreciation are removed from the accounts with the resulting gain or loss being reflected in results of operations.

Depreciation and amortization expense is recorded on a straight-line basis over the estimated useful life of the asset as listed below:

Asset Category	Useful Lives

Machinery and equipment	3 to 15 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease

The Company reviews the carrying value of the long-lived assets periodically to determine if facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. Among the factors the Company considers in making the evaluation are changes in market position and profitability. If facts and circumstances exist which may indicate impairment, the Company will prepare a projection of the undiscounted cash flows of the asset group and determine if the long-lived assets are recoverable based on these undiscounted cash flows. If impairment is indicated, an adjustment will be made to reduce the carrying amount of these assets to their fair value.

Intangible assets include patents and trademarks, which are valued at acquisition through independent appraisals. Debt issuance costs are amortized over the terms of the various agreements. Patents and trademarks are amortized on a straight-line basis over periods varying from 7 to 40 years.

In 2007, the Company acquired a 62.2% interest in Clear Image, Inc. (“Clear Image”).  Clear Image was a privately held company and was conducting research and development on Color MRI Technology.  Clear Image was not able to secure the funding needed to keep this research and development going into the future.   Clear Image had expensed the research and development costs in accordance with accounting standards in effect at the time. The Company believed it to be advantageous to acquire a controlling interest in Clear Image and keep the technology in development rather than starting all over again.  The Company exchanged approximately 8.2 million of its common shares which were trading between $0.40 and $0.50 at the time of acquisition.  To arrive at a value for the Color MRI Technology the Company and Clear Image determined the amount of funding provided for the research and development of this technology by looking at the amount expended from 1999 until the acquisition date.  The value of the Company’s stock exchanged for the controlling interest exceeded those expensed amounts by approximately $23,000 which was recorded as goodwill because there were no other assets to value.

Fair Value of Financial Instruments

The Company measures its financial assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. exit price), in an orderly transaction between market participants at the measurement date.  The Company categorizes its assets and liabilities measured at fair value based upon the level of judgment associated with the inputs used to measure the fair value. Level inputs, as defined by ASC 820-10, are as follows:

·	Level 1 – quoted prices in active markets for identical assets or liabilities.

·	Level 2 – other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.

·	Level 3 – significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The following table summarizes fair value measurements by level at December 31, 2011, for assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$4,844	$—	$—	$4,844

Derivative liability	$—	$—	$(442,311)	$(442,311)

Derivative liability was valued under the Black-Scholes model with the following assumptions:

Risk free interest rate	0.10% to 0.19%
Expected life	0 to 3 years
Dividend Yield	0%
Volatility	0% to 186%

Derivative Liabilities

Fair value accounting requires bifurcation of embedded derivative instruments such as conversion features in convertible debt or equity instruments, and measurement of their fair value for accounting purposes. In determining the appropriate fair value, the Company uses the Black-Scholes option-pricing model. In assessing the convertible debt instruments, management determines if the convertible debt host instrument is conventional convertible debt and further if there is a beneficial conversion feature requiring measurement. If the instrument is not considered conventional convertible debt, the Company will continue its evaluation process of these instruments as derivative financial instruments.

Once determined, derivative liabilities are adjusted to reflect fair value at each reporting period end, with any increase or decrease in the fair value being recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model.

The following is a reconciliation of the derivative liability:

Value at December 31, 2010	$160,659
Issuance of instruments	$840,442
Decrease in Value	$(40,030)
Reclassification	$(518,760)
Value at December 31, 2011	$442,311

Beneficial Conversion Feature

From time to time, the Company may issue convertible notes that may have conversion prices that create an embedded beneficial conversion feature pursuant to the Emerging Issues Task Force guidance on beneficial conversion features. A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the remaining unallocated proceeds of the note after first considering the allocation of a portion of the note proceeds to the fair value of any attached equity instruments, if any related equity instruments were granted with the debt. In accordance with the guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the life of the note using the effective interest method. The notes issued by Asher on November 7, 2011 and December 19, 2011 contain a beneficial conversion feature due to an amendment featuring a fixed conversion price of $0.00009 and no adjustment due to dilutive issuance.For the November 7, 2011 note, this beneficial conversion feature was initially calculated at $42,500 and the beneficial conversion feature for the December 19, 2011 note calculated at $52,123.97.

Notes and Loans Payable

At December 31, 2011 and December 31, 2010, notes and loans payable consist of:

	December 31, 2011	December 31, 2010
Convertible Promissory Note Payable to JMJ Financial, secured by the Company’s assets, one time interest charge of 8%, due February 22, 2014	$207,161	$—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before July 19, 2011	—	125,000
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before April 26, 2012	40,000	—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before June 1, 2012	45,000	—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before August 7, 2012	42,500	—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before September 19, 2012	53,000	—

Total	387,661	125,000
Less: Unamortized Discount	(307,126)	(91,818)
	$80,535	$33,182

Subsequent Events

On January 3, 2012, the Company, in accordance with a Committed Equity Facility with TCA Global Credit Master Fund, issued 559,268 shares of the Company’s common stock in exchange for $225,000.

On February 10, 2012, the Company consummated a private placement offering, pursuant to which the Company closed on a total of $325,000. In connection with the offering, the Company entered into a series of subscription agreements, pursuant to which the Company issued five convertible promissory notes (the “Notes”) and common stock purchase warrants to four (4) accredited investors. The notes mature twelve (12) months following issuance thereof. The interest rate is eight percent (8%) per. The Company has the option, upon receiving written consent from the holder, to pre-pay the notes in full or in part without penalty. All or any portion of the outstanding principal balance and all accrued and unpaid interest of the notes may be converted, into shares of the Company’s common stock at a price equal to a twenty five percent (25%) discount to the average of the daily volume weighted average prices of the Company’s common stock during the five (5) trading days immediately prior to the conversion date. Simultaneous with the issuance of the notes and pursuant to the terms of the subscription agreements, the Company issued to the each investor two common stock purchase warrants for every twenty five thousand ($25,000) invested in the offering to purchase shares of the Company’s common stock in the following amounts: (i) one hundred thousand (100,000) warrants at an exercise price of $0.25 per share (“Warrant A”) and (ii) fifty thousand (50,000) warrants at an exercise price of $0.50 per share (“Warrant B”, and together with Warrant A”, the “Warrants”). The Warrants expire on December 31, 2012, and contain a standard cashless exercise provision. Further, the Warrants contain certain “piggy-back” registration rights, pursuant to which the Company will register the shares underlying the Warrants under the Securities Act of 1933, as amended (the “Securities Act”), in a registration statement filed with the U.S. Securities and Exchange Commission. The Warrants and the shares underlying the Warrants were issued pursuant to exemptions from registration provided by Section 4(2) of the Securities Act and/or Regulation D promulgated thereunder.

On February 14, 2012, in exchange for $46,000 of funding, the Company issued a nine-month convertible promissory note. The note is convertible into shares of the Company’s common stock at any time at a conversion price equal to a 45% discount from the market price at the time of conversion. The note carries an interest rate of 22% per annum.

On March 12, 2012, pursuant to a consulting agreement, the Company issued 75,000 shares of the Company’s common stock to a consultant upon the exercise of stock options for outside consulting services rendered in the amount of $6,750.

On March 23, 2012, in exchange for $42,500 of funding, the Company issued a nine-month convertible promissory note. The note is convertible into shares of the Company’s common stock at any time at a conversion price equal to a 45% discount from the market price at the time of conversion. The note carries an interest rate of 22% per annum.

New Accounting Standards

The Financial Accounting Standards Board (“FASB”) periodically issues new accounting standards in a continuing effort to improve standards of financial accounting and reporting.  Management has reviewed the recently issued pronouncements and concluded that the following new accounting standards are potentially applicable to the Company.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities.” This ASU requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 will be applied retrospectively and is effective for annual and interim reporting periods beginning on or after January 1, 2013. The adoption of this amendment will not have a material impact on the Company’s disclosures to the consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment.” This ASU is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. ASU 2011-08 permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350, “Intangibles-Goodwill and Other.” The more-likely-than-not threshold is defined as having a likelihood of more than 50%. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Based on the Company’s evaluation of this ASU, the adoption of this amendment will not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”. This ASU amends the FASB Accounting Standards Codification (Codification) to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments to the Codification in the ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In addition, in December 2011, the FASB issued an amendment to ASU No. 2011-05 that defers the requirement to present components of reclassifications of other comprehensive income on the face of the income statement. ASU 2011-05 will be applied retrospectively, and is effective for fiscal years and interim periods within those years beginning after December 15, 2011. Based on the Company’s evaluation of this ASU, the adoption of this amendment will only impact the presentation of comprehensive income (loss) on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” This ASU represents the converged guidance of the FASB and the International Accounting Standards Board (the Boards) on fair value measurement. The collective efforts of the Boards and their staffs, reflected in ASU 2011-04, have resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.” The Boards have concluded the common requirements will result in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards. ASU No. 2011-04 will be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011. Based on the Company’s evaluation of this ASU, the adoption of this amendment will not have a material impact on the Company’s consolidated financial statements.

Date of Management’s Review

Subsequent events have been evaluated through March 30, 2012, the date the financial statements were available to be issued.

UNCERTAINTIES	12 Months Ended
Dec. 31, 2011
UNCERTAINTIES

NOTE 2 - UNCERTAINTIES

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company is in the development stage and has not established sources of revenues to fund the development of business and pay operating expenses, resulting in a cumulative net loss of $(29,834,791) for the period from inception (August 16, 1996) to December 31, 2011. The ability of the Company to continue as a going concern during the next year depends on the successful completion of the Company’s capital raising efforts to fund the development of its retractable safety syringe. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

MAXXON/GLOBE JOINT VENTURE AGREEMENT	12 Months Ended
Dec. 31, 2011
MAXXON/GLOBE JOINT VENTURE AGREEMENT

NOTE 3 - MAXXON/GLOBE JOINT VENTURE AGREEMENT

On November 3, 2005, Maxxon and Globe Med Tech, Inc. entered into a definitive joint venture agreement to patent, develop, manufacture, market and distribute safety needle products throughout the world. Maxxon and Globe each own 50% of the joint venture. Maxxon contributed its safety syringe technology and patent rights related thereto and Globe contributed its safety syringe IV catheter and patent rights related thereto. In connection with the agreement, Maxxon issued restricted shares of its common stock, valued at $625,066, to Globe. Subsequent to December 31, 2006, the Company ended the joint venture and cancelled the shares of common stock and options that were issued to Globe pursuant to the agreement. In September 2005, an additional patent on the RevVac™ safety syringe under the joint venture agreement with Globe Med Tech was filed which gives a 50% ownership of this patent to the Company and 50% to Globe Med Tech. The Company filed a lawsuit to rescind, terminate and seek monetary damages for the non-fulfillment and breach of the joint venture agreement and other related agreements with Globe Med Tech in March 2007, in addition to an accounting of expenditures of funds under the terms and provisions of the agreements and to give 100% ownership of all patents back to the Company (see Item 3 - Legal Proceedings and “RISK FACTORS”). This patent was issued January 13, 2009. A summary judgment hearing was held in May, 2011, in Tulsa, OK. On August 15, 2011, the District Court of Tulsa County, State of Oklahoma granted Revolutions Medical a summary judgment against Globe Medical Tech. On October 21, 2011, Revolutions Medical received journal entry of judgment. The Court requires Globe Med Tech to pay to Revolutions Medical the sum of $311,440, the return of all syringes, design files and sample molds, the return of 266,667 shares of common stock, to assign all rights to the January 2009 issued patent number 11/115,446 and to cease and be prohibited from claiming any interest or ownership to the RevVac™auto-retractable vacuum safety syringe. Globe Med Tech’s appeal was denied on December 13, 2011. Revolutions Medical is actively pursuing Globe Med Tech under this judgment to seek all relief and damages.

OTHER COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
OTHER COMMITMENTS AND CONTINGENCIES

NOTE 4 - OTHER COMMITMENTS AND CONTINGENCIES

Employment Agreement with Rondald L. Wheet, CEO

Effective March 31, 2008, the Company and Mr. Wheet, our CEO, entered into a three (3) year employment agreement. The agreement provides for an annual salary of $225,000. He is responsible for the Company’s substantive and financial reporting requirements of the Securities Exchange Act of 1934, as amended, and is specifically allowed to hire any and all professionals necessary to assist that process. The Company will provide him with all reasonable and customary fringe benefits, including, but not limited to, participation in pension plans, profit sharing plans, employee stock ownership plans, stock option plans (whether statutory or not), stock appreciation rights plans, hospitalization, medical dental disability and life insurance, car allowance, vacation and sick leave. The Company will reimburse of all his reasonable and necessary travel, entertainment or other related expenses incurred by him in carrying out his duties and responsibilities under the agreement. The Company will also provide him with a cell phone, suitable office space, and membership dues in professional organizations and for any seminars and conferences related to Company business. Mr. Wheet’s employment agreement has been extended. The Company and Mr. Wheet are working in good faith to sign a new employment agreement to reflect the progress of the Company and his continued role as CEO.

Mr. Wheet may elect, by written notice to the Company, to terminate his employment with continued pay through the employment agreement term if (i) the Company sells all of its assets, (ii) the Company merges with another business entity with a change in control,(iii) more than 50% of the outstanding stock is acquired by a third party, (iv) the Company requires Mr. Wheet to relocate or assigns duties not commensurate with his position as CEO, (v) Mr. Wheet is removed from the Board of Directors and (vi) the Company defaults in making payments required to Mr. Wheet under this agreement. For two years following his resignation or termination, Mr. Wheet will not work for or provide any services in any capacity to any competitor and will not solicit any of the Company’s customers or accounts.

Employment Agreement with Burt Hodges

Mr. Hodges is currently the Company’s Chief Financial Officer. In this role, Mr. Hodges has management oversight and responsibility for all financial functions and capital resources of the Company, including corporate finance, project finance, corporate accounting, and reporting and risk management. Prior to joining the Company, from December, 2004 to June, 2011, Mr. Hodges was a partner with Accel Financial Advisors, LLC and Accel Tax and Business Services, LLC (collectively, “Accel”), where he provided tax, financial reporting and management advice to corporate clients and individuals. Prior to joining Accel, from July 2000 to December 2004, Mr. Hodges served as a tax resolution specialist and financial planner at J.K. Harris & Company, a tax resolution and financial advisory firm where he worked with corporate and individual clients performing business valuations and consulting on tax and financial matters. Mr. Hodges received his BBA in Finance from the University of Georgia and his MBA from the Citadel. He is a licensed Certified Public Accountant and a Certified Financial Planner.

Employment Agreement with Vincent Olmo

Mr. Olmo is currently Chief Operating Officer of the Company. Mr. Olmo combines over five years of experience in information technology and operations senior management, following an eighteen year career as a delivery manager and application architect. Previously, he was involved with several large financial institutions holding various positions, including chief architect and application services executive. From 2001 through 2006, Mr. Olmo was a Chief Architect for EDS, Inc., an information services company. From 2006 to 2007, he was Vice President of Application Delivery for Realogy, Inc., a company managing franchising rights in the real estate industry. From June 2007 to April 2011, he was an Application Services Executive for Hewlett-Packard, Inc., an information services company which focuses on delivering application development and management services for Fortune 500 companies. Mr. Olmo has a Bachelor of Science degree in Electrical Engineering from Fairleigh Dickinson University and an MBA from Rutgers.

Mutual Release and Settlement Agreement with Former Chief Executive Officer

On April 8, 2008, the Company entered into a Memorandum of Understanding with its former CEO to settle an outstanding obligation through the issuance of its common stock on a quarterly basis commencing May 8, 2008, for one year. The value of the issuance of the common stock will be determined by the market value of the ten day average price at the time of each quarterly issuance of common stock.   During 2008, the Company issued 271,491 shares at a total value of $133,030 to partially repay this debt.

The agreement reached with the Commission on behalf of Gifford Mabie specifies that the Company is to periodically issue shares to the special account for Gifford Mabie in order that 2,500 shares can be sold each day the market is open until the liability is satisfied. On December 14, 2010, the Company issued 400,000 shares toward the satisfaction of the outstanding liability of $924,568. The value of the shares and the reduction in the liability for this settlement is based upon taking the 10 day average share price following the date of issuance. This valuation, based upon 46 cents per share, reduced the amount of the liability remaining by $184,000 to $740,568.  The remaining liability will be adjusted each quarter based upon the actual share price each day that shares are sold from the account.  A new valuation for the stock in the account but not yet sold will be taken each quarter based upon the 10 day average price prior to the end of each quarter.

Amounts Due Pursuant to Employment and Consulting Agreements

As of December 31, 2011, the Company had accrued approximately $120,000 pursuant to employment agreements. Although the Company plans to settle these amounts, there is no assurance that its efforts to settle will be successful. No litigation related to these previous employment agreements has been initiated or threatened. There is no assurance, however, that such litigation will not be initiated in the future.

Patent Applications for the Company’s Retractable Safety Syringes

The Company owns one (1) published patent on its Auto Retractable Vacuum RevVac™ safety syringe issued in January 2005 and one (1) published patent on its safety blood drawing device issued in June 2003.  In January 2009, a second patent for the RevVac™ auto retractable vacuum safety syringe was issued by the U.S. patent office and published in April 2009 related to the Globe/Revolutions Medical Joint Venture.  Upon the ruling in the Globe Med Tech lawsuit, the Company now has full ownership of the entire patent.  The Company also filed international patent protection rights regarding the RevVac™ Auto Retractable Vacuum safety syringe in the following countries: Australia, China, Japan, Taiwan, Mexico, Canada and several countries in Europe. Mexico and China patents have been granted in July 2011 and October 2011, respectively.

The Company filed a provisional patent with the U.S. Patent and Trademark Office on May 3, 2011. This provisional patent provides additional protection for the Company’s auto-retractable vacuum technology.

The Company is also engaged in the development of technology which can segment and reference MRI images.  By “segmenting” an image, the Company’s technology will let the user select a part of the image (bone, fluid, tissue) and render that selection in three dimensions.  Essentially, different components of an image are given different colors and the user can choose the color or colors to be studied, thus eliminating those portions colored with the colors being discarded.  By “referencing” the image to a data base, the user can obtain similar, identified images to aid the user in interpretation of the image being studied.  The Company currently owns four (4) separate patent applications, filed in June of 2007, each of which received USPTO office actions during 2010 and 2011.

AMOUNTS DUE TO CONSULTANTS

None.

PREFERRED STOCK AND COMMON STOCK TRANSACTIONS	12 Months Ended
Dec. 31, 2011
PREFERRED STOCK AND COMMON STOCK TRANSACTIONS

NOTE 5 - PREFERRED STOCK AND COMMON STOCK TRANSACTIONS

PREFERRED STOCK

Shares Outstanding: Currently, 1,000,000 shares of preferred stock (“Preferred Stock”) are outstanding. Rondald L. Wheet, our Chairman and Chief Executive Officer, owns 1,000,000 shares of Series 2006 Preferred Stock. Tom O’Brien, our former President, returned 500,000 shares of Series 2009 Preferred Stock upon his resignation.

Dividends: The holder of the Preferred Stock is entitled to receive, ratably, dividends when, as and if declared by the board of directors out of funds legally available therefore. If any dividend or other distributions are declared on our common stock, then a dividend or other distribution must also be declared on the outstanding Preferred Stock at the same time and on the same terms and conditions, so that each holder of Preferred Stock will receive the same dividend or distribution such holder would have received if the holder had converted his Preferred Stock as of the record date for determining stockholders entitled to receive such dividend or distribution.

Liquidation Preference: In the event of the liquidation, dissolution or winding up, the holders of Preferred Stock are entitled to receive a liquidation preference of $0.001 for each share of Preferred Stock prior to payment being made to any junior stock.

Conversion: The holders of Preferred Stock may convert each share into 1 share of common stock.

Preemption: The holders of Preferred Stock have no preemptive rights and they are not subject to further calls or assessments.

Voting Rights: The holders of Preferred Stock are entitled to 125 votes for each share of common stock into which their Preferred Stock is then convertible (currently 1 share), voting together with our common stock as a single class. Cumulative voting is not permitted. Upon conversion of a share of Preferred Stock, each share of common stock issued upon the conversion will be entitled to only one (1) vote per share.

Redemption: There are no redemption or sinking fund provisions applicable to the Preferred Stock.

BLANK CHECK PREFERRED STOCK

The Company’s Articles of Incorporation authorize its board of directors to establish one or more additional series of preferred stock and to determine, with respect to any such series of preferred stock, its terms and rights, including: the designation of each series; the voting powers, if any, associated with each such series whether dividends, if any, will be cumulative or noncumulative and the dividend rate of each series; the redemption rights and price or prices, if any, for shares of each series; and preferences and other special rights, if any, of shares of each series in the event of any liquidation, dissolution, or distribution of the Company’s assets.

2011 COMMON STOCK TRANSACTIONS

During the year ended December 31, 2011, 6,668,000 shares of common stock were issued as option holders exercised their options to purchase common stock receiving proceeds of $1,679,420.  Of these options exercised, 2,000,000 options were exercised by our former President, Tom O’Brien at $0.08 cents per share. The remainder of the options exercised was due from consultants according to the terms of their consulting agreements. 656,015 shares were issued to third party investors and investors under the terms of a Drawdown Equity Financing Agreement. The Company received proceeds of $206,471 in connection with these share issuances.

Also during the year ended December 31, 2011, the Company issued an additional 1,513,943 shares of common stock with a total value of $481,100 in lieu of cash as payment for outside services.

During the year, the Company converted 3,021,738 shares of common stock for $962,124 under the terms of the convertible debt agreements.

2010 COMMON STOCK TRANSACTIONS

During the year ended December 31, 2010, 150,000 shares of common stock were issued as option holders exercised their options to purchase common stock receiving proceeds of $37,500.  4,810,287 shares were issued to third party investors and investors under the terms of a stock subscription agreement. The Company received proceeds of $2,136,016 in connection with these share issuances. The company also granted 1,989,000 warrants during 2010 under the terms of the stock subscription agreement. 117,400 shares were exercised from these warrants with the Company receiving proceeds of $58,700.

Also during the year ended December 31, 2010, the Company issued an additional 2,194,890 shares of common stock with a total value of $560,773 in lieu of cash as payment for outside services.

During the year, the Company converted 399,441 shares of common stock for $175,000 under the terms of a convertible debt agreement.

STOCK OPTIONS AND WARRANTS OUTSTANDING	12 Months Ended
Dec. 31, 2011
STOCK OPTIONS AND WARRANTS OUTSTANDING

NOTE 6 - STOCK OPTIONS AND WARRANTS OUTSTANDING

The following tables summarize information about the stock options and warrants outstanding at December 31, 2011:

	OPTIONS	WARRANTS	TOTAL	WEIGHTED AVERAGE EXERCISE PRICE

Balance at December 31, 2010	12,834,750	1,871,600	14,706,350	$0.16
Granted	11,807,000	1,500,000	13,307,000	1.17
Exercised	(6,668,000)	-	(6,668,000)	0.25
Expired/Forfeited	-

BALANCE AT DECEMBER 31, 2011	17,973,750	3,371,600	$21,345,350	0.39

	OPTIONS OUTSTANDING			EXERCISABLE
Range of Exercise Price	Number Outstanding at December 31,2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
OPTIONS
0.08 - 0.25	10,453,750	2.00	$0.12	10,453,750	$0.12
0.26-1.00	7,520,000	2.45	0.40	7,520,000	0.40
1.00-10.00

	17,973,750			17,973,750

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS

NOTE 7 - RELATED PARTY TRANSACTIONS

In connection with the acquisition of Clear Image Acquisition Corp. by the Company, Rondald L. Wheet, Chairman and Chief Executive Officer, received 2,286,000 shares of restricted Company common stock.  Dr. Beahm, a Director, received 1,599,125 shares of restricted RevMed common stock, and Mr. O’Brien, a former Director, received 1,645,625 shares of restricted the Company common stock.  Mr. Wheet and Mr. O’Brien were directors and shareholders and Dr. Beahm was a shareholder of Clear Image Acquisition Corp. prior to its acquisition by the Company.

On September 1, 2009, the Company entered into a five (5) year lease agreement with Osprey South, LLC (“Osprey”), to lease the property at 670 Marina Drive, Suite 301, Building F, Charleston, South Carolina, 29492.  The leased property is approximately 2,395 square feet.  During the course of the five (5) year lease, ending on August 31, 2014, the Company is to pay Osprey $4,500 in monthly rental installments payable on the first day of each succeeding month. On July 1, 2011, the Company entered into a lease with Osprey for the office space adjacent to the existing office space on the third floor at 670 Marina Drive. The leased property is approximately 2,395 square feet.  During the course of the five (5) year lease, ending on July 1, 2016, the Company is to pay Osprey $4,500 in monthly rental installments payable on the first day of each succeeding month The Company paid $99,608 in office rent to Osprey South, LLC for 2011. Ron Wheet is the sole member of Osprey South, LLC. The contract is a triple net lease with terms based upon market rates for class A office space at the time of the lease signing.

REVERSE STOCK SPLIT	12 Months Ended
Dec. 31, 2011
REVERSE STOCK SPLIT

NOTE 8 - REVERSE STOCK SPLIT

On January 18, 2007, the Company’s name changed from Maxxon, Inc. to Revolutions Medical Corporation and the Company’s common stock was reverse split on a 20 to 1 basis which changed the number of outstanding shares of common stock from 145,560,798 to 7,272,972. The number of authorized shares of common stock was not affected by the reverse stock split and remains at 250,000,000 shares.

ACQUISITION OF CLEAR IMAGE ACQUISITION CORP	12 Months Ended
Dec. 31, 2011
ACQUISITION OF CLEAR IMAGE ACQUISITION CORP

NOTE 9 - ACQUISITION OF CLEAR IMAGE ACQUISITION CORP

In December 2008, the Company acquired the minority interest of Clear Image Acquisition Corporation (“Acquisition Corp”). The Company had previously acquired 62.2% of Acquisition Corp as part of the acquisition of Clear Image, Inc. (“Clear Image”) in March 2007. The purchase price for the remaining minority interest of Acquisition Corp, excluding transaction costs, included a stock payment of 12,208 shares at closing.

On March 26, 2007, the Company completed the acquisition of Clear Image Acquisition Corporation (“Acquisition Corp.”) in exchange for 8,273,788 shares of RevMed common stock. Acquisition Corp is a company that was formed by certain shareholders of Clear Image, Inc. (“Clear Image”) in order to assemble a control block of the shares of Clear Image for the purposes of such a transaction. The sole asset of Acquisition Corp was a block of 8,260,139 shares of the Common Stock of Clear Image, a development stage company which is developing certain proprietary and patent pending technology related to color MRI scans. The block of Clear Image shares owned by Acquisition Corp represented 62.2% of Clear Image’s outstanding common stock. By acquiring Acquisition Corp, RevMed has acquired control of Clear Image, Inc. as a partially-owned subsidiary.

In determining the number of shares to be exchanged by RevMed for the shares of Clear Image shares held by Acquisition Corp., the Board based the transaction value on the funds expended by Clear Image for the color MRI technology in its then current state, using a value of Forty Cents ($.40) per share, which was the average market value when the acquisition agreement was signed in January, 2007. During the third quarter of 2007, it was determined that the accounting treatment for the transaction should be accounted for in accordance with FASB Interpretation No. 4. “Applicability of FASB Statement No.2 to Business Combinations Accounted for by the Purchase Method” and Statement of Financial Accounting Standards No. 2 “Accounting for Research and Development Costs.” which require research and development costs to be expensed if there are no alternative uses. Accordingly, the Company recorded goodwill of $23,274 and an expense of $3,309,515.

The shareholders of Acquisition Corp. did not receive a larger portion of the voting rights in RevMed, the surviving company, because of RevMed’s outstanding preferred stock (See Note 5. “Preferred Stock and Common Stock Transactions”), so the transaction did not require the use of recapitalization or reverse merger accounting. RevMed plans to pay the minimal costs of Acquisition Corp’s liquidation and dissolution.

Prior to RevMed’s acquisition of Acquisition Corp., RevMed’s officer and directors were directors and shareholders of Clear Image, Inc. and, along with other shareholders, contributed their Clear Image shares to Acquisition Corp. In connection with RevMed’s acquisition of Acquisition Corp., Ron Wheet, RevMed’s CEO and a Director, received 2,286,000 shares of RevMed restricted common stock; Dr. Beahm, a Director, received 1,599,125 shares of RevMed restricted common stock; and Mr. O’Brien, a Director, received 1,645,625 shares of RevMed restricted common stock.